Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite and Infinite-Lived Intangible Assets and Goodwill by Major Class
The changes in the carrying amount of intangible assets and goodwill were as follows as of December 31, 2014 and 2013. See Note 20. Acquisitions and Divestitures for a further description of the acquisitions during the year ended December 31, 2014.

		As of December 31, 2014			As of December 31, 2013
	Estimated Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Years)	(in millions)			(in millions)
Amortized intangible assets:
Patents and developed technology	6-15	$633	$229	$404	$623	$177	$446
Customer relationships	4-14	394	143	251	295	124	171
Trade names	5-20	99	26	73	102	21	81
Total		1,126	398	728	1,020	322	698
Unamortized intangible assets:
Goodwill	—	656	—	656	496	—	496
Total		$1,782	$398	$1,384	$1,516	$322	$1,194

Schedule of Finite-Lived Intangible Assets Amortization Expense
Estimated amortization expense for the years ending December 31, 2015, 2016, 2017, 2018 and 2019 is presented below:

	Year Ending December 31,
	2015	2016	2017	2018	2019
	(in millions)
Estimated amortization expense	$98	$90	$88	$83	$71

Schedule of Gross Carrying Amounts of Intangible Assets and Goodwill
A roll-forward of the gross carrying amounts of intangible assets for the years ended December 31, 2014 and 2013 is presented below.

	2014	2013
	(in millions)
Balance at January 1	$1,516	$1,469
Acquisitions	384	12
Foreign currency translation and other	(118)	35
Balance at December 31	$1,782	$1,516

Schedule of Accumulated Amortization of Intangible Assets and Goodwill
A roll-forward of the accumulated amortization for the years ended December 31, 2014 and 2013 is presented below:

	2014	2013
	(in millions)
Balance at January 1	$322	$225
Amortization	94	97
Foreign currency translation and other	(18)	—
Balance at December 31	$398	$322

Schedule of Goodwill
A roll-forward of the carrying amount of goodwill, by operating segment, for the years ended December 31, 2014 and 2013 is presented below:

	Electrical/Electronic Architecture	Powertrain Systems	Total
	(in millions)
Balance at January 1, 2013	$465	$8	$473
Foreign currency translation and other	22	1	23
Balance at December 31, 2013	$487	$9	$496
Acquisitions	$223	$—	$223
Foreign currency translation and other	(62)	(1)	(63)
Balance at December 31, 2014	$648	$8	$656